CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

CLEARWATER SELECT EQUITY FUND

CLEARWATER TAX-EXEMPT BOND FUND

CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)

DATED APRIL 29, 2020, AS SUPPLEMENTED

The date of this Supplement is March 24, 2021.

Effective April 1, 2021, Clearwater Management Co., Inc. (“CMC”) the investment manager of the Clearwater Investment Trust, will increase its voluntary management fee waiver for the Clearwater Core Equity Fund, Clearwater Select Equity Fund and Clearwater International Fund.

Accordingly, effective April 1, 2021, the following change is made to the Prospectus:

1.	The third paragraph of the section titled “MANAGEMENT – Management Services and Fees” is deleted and replaced with the following:

Effective January 1, 2020, CMC has voluntarily agreed to waive a portion of the management fee for the Tax-Exempt Bond Fund to achieve an effective management fee rate equal to 0.29% of the Fund’s average daily net assets. Effective April 1, 2021, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund, Select Equity Fund and the International Fund to achieve an effective management fee rate equal to 0.30%, 0.87% and 0.67%, respectively, of each Fund’s average daily net assets. It is CMC’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate any voluntary fee reduction at any time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

CLEARWATER SELECT EQUITY FUND

CLEARWATER TAX-EXEMPT BOND FUND

CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED APRIL 29, 2020, AS SUPPLEMENTED

The date of this Supplement is March 24, 2021.

Effective April 1, 2021, Clearwater Management Co., Inc. (“CMC”) the investment manager of the Clearwater Investment Trust, will increase its voluntary management fee waiver for the Clearwater Core Equity Fund, Clearwater Select Equity Fund and Clearwater International Fund.

Accordingly, effective April 1, 2021, the following change is made to the SAI:

1.	The third paragraph of the section titled “MANAGEMENT, ADVISORY AND OTHER SERVICES – Investment Manager” is deleted and replaced with the following:

As compensation for its management services and expenses assumed, the investment manager is contractually entitled to receive a management fee at the annual rate of 0.90%, 1.35%, 0.60% and 1.00% of the net assets of Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund, respectively. Effective January 1, 2020, CMC has voluntarily agreed to waive a portion of the management fee for the Tax-Exempt Bond Fund to achieve an effective management fee rate equal to 0.29% of the Fund’s average daily net assets. Effective April 1, 2021, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund, Select Equity Fund and the International Fund to achieve an effective management fee rate equal to 0.30%, 0.87% and 0.67%, respectively, of each Fund’s average daily net assets.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE